Restructuring (Q2) - Schedule of Accrued Restructuring Costs (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Restructuring Reserve [Roll Forward]
Balance at beginning of period	$ 443	$ 0		$ 0
Restructuring costs recognized during the period	1,379	4,305	$ 0	5,684	$ 0
Cash payments made during the period	(1,229)	(3,971)
Amortization of employee retention bonuses paid in the prior period	(509)
Employee retention bonuses paid in advance		724
Non-cash charges recognized during the period	(50)	(615)
Balance at Ending of period	$ 34	$ 443		$ 34